DEFERRED REVENUES	12 Months Ended
Dec. 31, 2024
DEFERRED REVENUES
DEFERRED REVENUES

12— DEFERRED REVENUES

Deferred revenues consist of the following:

	December 31,
	2024	2023
Deferred revenues on maintenance contracts	2,335	1,809
Deferred revenue on RPP	667	492
Deferred revenue on sale of devices	137	104
Deferred revenue on extension of warranty, included in sales contracts	503	591
Deferred revenue on treatment probe lease and other	3,357	1,696
Total	6,999	4,693
Less long term portion	(358)	(643)
Current portion	6,641	4,049

Deferred revenue on extension of warranty will be recognized over the following periods:

December 31,
2024
2025	344
2026	89
2027	44
2028	13
2029	3
2030 and thereafter	12
Total	503

Changes in deferred revenue on extension of warranty are as follows:

Total
Balance as of December 31, 2022	535
New extension of warranty	238
Recognition of revenue	(181)
Balance as of December 31, 2023	591
New extension of warranty	175
Recognition of revenue	(263)
Balance as of December 31, 2024	503